SHARE-BASED COMPENSATION (Details 2) (Options)	12 Months Ended										0 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2011 Minimum USD ($)	Dec. 31, 2013 Maximum USD ($)	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2011 Maximum USD ($)	Jul. 08, 2013 Employees USD ($)	May 21, 2012 Employees USD ($)	Jun. 20, 2011 Employees USD ($)	Dec. 31, 2013 Employees USD ($)	Dec. 31, 2013 Employees CNY	Dec. 31, 2012 Employees USD ($)	Dec. 31, 2012 Employees CNY	Dec. 31, 2011 Employees USD ($)	Dec. 31, 2011 Employees CNY	Dec. 31, 2013 Employees ADS USD ($)
Number of options
Outstanding at the beginning of the period (in shares)														36,514,758	36,514,758	40,285,702	40,285,702
Granted (in shares)	9,471,008	9,471,008	2,130,000	25,954,666										9,471,008	9,471,008	2,130,000	2,130,000
Exercised (in shares)														(11,277,280)	(11,277,280)	(2,406,272)	(2,406,272)
Forfeited (in shares)														(2,304,912)	(2,304,912)	(3,494,672)	(3,494,672)
Outstanding at the end of the period (in shares)	37,911,574	37,911,574												32,403,574	32,403,574	36,514,758	36,514,758	40,285,702	40,285,702
Vested and expected to vest at the end of the period (in shares)														32,403,574	32,403,574	36,514,758	36,514,758
Exercisable at the end of the period (in shares)														17,824,031	17,824,031	15,410,254	15,410,254
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)														$ 0.22		$ 0.33
Granted (in dollars per shares)					$ 0.24	$ 0.24	$ 0.24	$ 0.41	$ 0.41	$ 0.41				$ 0.24		$ 0.27
Exercised (in dollars per shares)														$ 0.20		$ 0.22
Forfeited (in dollars per shares)														$ 0.24		$ 0.30
Outstanding at the end of the period (in dollars per shares)														$ 0.23		$ 0.22		$ 0.33
Vested and expected to vest at the end of the period (in dollars per shares)														$ 0.23		$ 0.22
Exercisable at the end of the period (in dollars per shares)														$ 0.21		$ 0.19
Weighted average remaining contractual term (Years)
Outstanding at the begining of the period														6 years 9 months 11 days	6 years 9 months 11 days	7 years 8 months 12 days	7 years 8 months 12 days	8 years 6 months 29 days	8 years 6 months 29 days
Vested and expected to vest at the end of the period														6 years 9 months 11 days	6 years 9 months 11 days	7 years 8 months 12 days	7 years 8 months 12 days
Exercisable at the end of the period														7 years 1 month 28 days	7 years 1 month 28 days	7 years 1 month 28 days	7 years 1 month 28 days
Outstanding at the end of the period														6 years 9 months 11 days	6 years 9 months 11 days	7 years 8 months 12 days	7 years 8 months 12 days	8 years 6 months 29 days	8 years 6 months 29 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars)														$ 840,000		$ 1,035,000
Vested and expected to vest at the end of the period (in dollars)														10,479,000		840,000
Exercisable at the end of the period (in dollars)														6,211,000		840,000
Outstanding at the end of the period (in dollars)														10,479,000		840,000		1,035,000
Closing price of ordinary shares (in dollars per share)														$ 0.56						$ 8.91
Total intrinsic value of stock options exercised														2,560,000		440,000		3,470,000
Share-based compensation expense (in CNY or dollars)	1,957,000	11,852,000	16,088,000	26,956,000
Unrecognized share-based compensation cost (in CNY or dollars)														2,117,000	12,818,000
Period over which unrecognized share-based compensation cost are expected to be recognized					3 months			4 years
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor											2.8	2.2	2.2
Risk-free interest rates (as a percent)											2.66%	1.73%	2.21%
Expected volatility (as a percent)											61.26%	67.50%	71.20%
Expected dividend yield (as a percent)											0.00%	0.00%	0.00%
Weighted average fair value of share option (in dollars per share)											$ 0.141	$ 0.166	$ 0.236
Total fair value of options vested														$ 571,301	3,458,482		2,202,839		36,918,136